Investment Properties	12 Months Ended
Dec. 31, 2017
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Investment Properties
15.	INVESTMENT PROPERTIES

	Land	Buildings and improvements	Total
	NT$	NT$	NT$

Cost

Balance at January 1, 2017	$-	$-	$-
Additions	-	186,535	186,535
Disposals	-	(342)	(342)
Transfers from inventories related to real estate business and property, plant and equipment	35,965	8,114,110	8,150,075
Effects of foreign currency exchange differences	-	106,482	106,482

Balance at December 31, 2017	$35,965	$8,406,785	$8,442,750

Accumulated depreciation and impairment

Balance at January 1, 2017	$-	$-	$-
Depreciation expenses	-	122,231	122,231
Disposals	-	(161)	(161)
Transfers from property, plant and equipment	-	199,745	199,745
Effects of foreign currency exchange differences	-	1,499	1,499

Balance at December 31, 2017	$-	$323,314	$323,314

	Land	Buildings and improvements	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Cost

Balance at January 1, 2017	$-	$-	$-
Additions	-	6,293	6,293
Disposals	-	(11)	(11)
Transfers from inventories related to real estate business and property, plant and equipment	1,213	273,755	274,968
Effects of foreign currency exchange differences	-	3,593	3,593

Balance at December 31, 2017	$1,213	$283,630	$284,843

Accumulated depreciation and impairment

Balance at January 1, 2017	$-	$-	$-
Depreciation expenses	-	4,124	4,124
Disposals	-	(5)	(5)
Transfers from property, plant and equipment	-	6,739	6,739
Effects of foreign currency exchange differences	-	50	50

Balance at December 31, 2017	$-	$10,908	$10,908

The investment properties are depreciated using the straight-line method over their estimated useful lives as follows:

Main buildings	10-40 years
Others	3-20 years

The fair value of the investment properties was approximately NT$11,560,440 thousand (US$390,028 thousand) which was measured using the market approach and the income approach based on level 3 inputs by independent professional appraisers.

Investment properties are held under freehold interests. Refer to Note 36 for the carrying amount of the investment properties that had been pledged by the Group to secure borrowings.